CAPITAL STOCK (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital Stock Details
Warrant Opening Balance	4,824,985	4,824,985	5,428,318
Warrant Issued			3,333
Warrant exercised			(600,000)
Warrant Ending Balance	4,824,985	4,824,985	4,824,985
Weighted Average Exercise Price, Warrant Opening Balance	$ 0.12	$ 0.12	$ 0.12
Weighted Average Exercise Price, Warrant Issued			1.5
Weighted Average Exercise Price, Warrant Exercised			0.13
Weighted Average Exercise Price, Warrant Ending Balance	$ 0.12	$ 0.12	$ 0.12